GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details 2)	12 Months Ended										12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Dec. 31, 2011 Trade Names Member EUR (€)	Dec. 31, 2010 Trade Names Member EUR (€)	Dec. 31, 2011 Mutual Funds Contracts [Member] EUR (€)	Dec. 31, 2010 Mutual Funds Contracts [Member] EUR (€)	Dec. 31, 2011 Core Deposits Member EUR (€)	Dec. 31, 2010 Core Deposits Member EUR (€)	Dec. 31, 2011 Customer Relationships Member EUR (€)	Dec. 31, 2010 Customer Relationships Member EUR (€)	Dec. 31, 2011 Computer Software Intangible Asset Member EUR (€)	Dec. 31, 2010 Computer Software Intangible Asset Member EUR (€)
Amortization Of Intangible Assets [Abstract]
Amortization of intangible assets	$ 130,877,000	€ 98,930,000	€ 79,906,000	[1]	€ 65,260,000	[1]
Change In International [Abstract]
additions and disposals in other private equity business		20,600,000	6,100,000
foreign exchange differences-international		3,600,000	(18,600,000)
foreign exchange differences-Turkish		414,000,000	107,100,000
Impairment Losses		125,100,000	6,300,000
Impairment Of Ethniki General Insurance S.A.		236,700,000
Write off of Goodwill relating to Domestic Operations		56,500,000
Finite Lived Intangible Assets Future Amortization Expense Abstract
Future Amortization Expense Year One		81,214,000
Future Amortization Expense Year Two		60,375,000
Future Amortization Expense Year Three		35,429,000
Future Amortization Expense Year Four		23,660,000
Future Amortization Expense Year Five		16,276,000
Goodwill Software And Other Intagibles Textual Details [Line Items]
Net book value											12,060,000	18,990,000	37,049,000	59,917,000	7,052,000	9,264,000
Minimum Usefull lives											6		6		11
Maximum Usefull lives											11		11		14
Turkish Banking Operations Terminal Growth Rate	6.80%	6.80%	5.80%
Carying Amount Of Turkish Banking Operations Exceeded		100,000,000	600,000,000
Turkish Pretax Discount Rate	18.10%	18.10%	17.70%
Turkish Increase Of Discount Rate	1.00%	1.00%
Turkish Decrease In Terminal Growth Rate	1.00%	1.00%
Turkish Increase Of Discount Rate Leads To Decrease Fair Value		300,000,000	400,000,000
Turkish Decrease In Terminal Growth Rate Discount Rate Leads To Decrease Fair Value		200,000,000	300,000,000
Turkish Decrease In Forecast Amounts Available For Dividents Rate	5.00%	5.00%
Turkish Decrease In Forecast Amounts Available For Dividents Rate Leads To Decrease Fair Value		200,000,000	200,000,000
Carying Amount Of Serbian Banking Operations Less Than		80,800,000
Carying Amount Of Serbian Banking Operations Greater Than			169,200,000
Serbian Terminal Growth Rate	8.00%	8.00%	8.00%
Serbian Pretax Discount Rate	13.50%	13.50%	13.70%
Serbian Increase Of Discount Rate	1.00%	1.00%
Serbian Decrease In Terminal Growth Rate	1.00%	1.00%
Serbian Increase Of Discount Rate Leads To Decrease Fair Value		57,100,000	95,100,000
Serbian Decrease In Terminal Growth Rate Discount Rate Leads To Decrease Fair Value		47,400,000	77,800,000
Serbian Decrease In Forecast Amounts Available For Dividents Rate	5.00%	5.00%
Serbian Decrease In Forecast Amounts Available For Dividents Rate Leads To Decrease Fair Value		16,800,000	29,700,000
Serbian Impairment Charge		100,000,000
Acquired Indefinite Lived Intangible Assets [Line Items]
Net book value							€ 127,061,000	€ 148,185,000	€ 2,191,000	€ 2,587,000

[1]	As restated. See Note 43 for more information.